Inventories (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory	$ 1,453,042	$ 0
Prepaid deposits for inventory	$ 1,140,511
Prepaid and deposits for inventory		$ 0